Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2023
Cash Flow Information
Schedule of net debt

	June 30,
Net debt	2023	2022

	(In thousands of US Dollars)
Cash and cash equivalents	2,060	423
Borrowings	(26,946)	(15,632)
Lease liabilities	(54)	(93)
Net debt	(24,940)	(15,302)

Schedule of movements in net debt

	Liabilities from financing activities
	Borrowings	Leases

	(In thousands of US Dollars)
Net debt as of July 1, 2022	(15,632)	(93)
Proceeds from loan	(11,138)	—
Capital contribution (excluding tax impact)	1,517	—
Fixed payments	—	43
Interest expense	(2,461)	(6)
Foreign exchange differences	767	3
Net debt as of June 30, 2023	(26,946)	(54)
Net debt as of July 1, 2021	(15,431)	(137)
Proceeds from loan from related party	(1,838)	—
Capital contribution (excluding tax impact)	2,315	—
Fixed payments	—	46
Interest expense	(2,109)	(10)
Foreign exchange differences	1,431	8
Net debt as of June 30, 2022	(15,632)	(93)